SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Estimated useful lives are as follows:

Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Schedule of Estimated Cost of Providing Promotional Allowances

The estimated cost of providing such promotional allowances for the years ended December 31, 2016, 2015 and 2014 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2016	2015	2014
Rooms	$30,865	$24,625	$22,282
Food and beverage	79,719	64,676	53,941
Entertainment, retail and others	16,057	9,365	7,683

	$126,641	$98,666	$83,906

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2016	2015	2014
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Resorts & Entertainment Limited per share	1,516,714,277	1,617,263,041	1,647,571,547
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	8,569,995	9,845,729	12,931,583

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	1,525,284,272	1,627,108,770	1,660,503,130

Components of Group's Accumulated Other Comprehensive Losses

As of December 31, 2016 and 2015, the Group’s accumulated other comprehensive losses consisted of the following:

	December 31,
	2016	2015
Foreign currency translation adjustment	$(24,768)	$(21,897)
Change in fair value of interest rate swap agreements	—	(37)

	$(24,768)	$(21,934)